Deposits - Interest Expense on Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deposits [Abstract]
Interest bearing checking accounts	$ 2,078	$ 1,236	$ 382
Savings accounts	2,923	2,876	2,531
Time deposits and money market accounts	84,548	86,474	50,439
Total	$ 89,549	$ 90,586	$ 53,352